Concentration and Risks - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 Supplier Customer	Dec. 31, 2024 Customer Supplier	Dec. 31, 2023 Customer Supplier
Customer Concentration Risk | Platform Distributor Customers
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of accounts receivable | Customer	1	1	1
Supplier Concentration Risk | Parent Company
Concentration Risk [Line Items]
Number of suppliers accounted for more than 8% of accounts payable			2
Number of suppliers accounted for more than 12% of accounts payable	2
Number of suppliers accounted for more than 22% of accounts payable		2
Supplier Concentration Risk | Top Two Customers
Concentration Risk [Line Items]
Number of suppliers accounted for more than 10% of accounts payable	2	2	2
Net Revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of net revenue | Customer	0	0	0
Accounts Receivable | Customer Concentration Risk | Platform Distributor Customers
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	21.00%	21.00%
Accounts Payable | Supplier Concentration Risk | Parent Company
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%	50.00%	22.00%
Accounts Payable | Supplier Concentration Risk | Top Two Customers
Concentration Risk [Line Items]
Concentration risk, percentage	68.00%	60.00%	45.00%